Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 04, 2022
Entity Registrant Name	dei_EntityRegistrantName	US GLOBAL INVESTORS FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000101507
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 04, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 04, 2022
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated March 4, 2022, to the Prospectus dated May 1, 2021

Due to Russia’s recent military interventions in Ukraine and the resulting sanctions levied by the United States, European Union, and other countries against Russia, and pending resolution of the current situation, the Fund has significantly reduced its exposure to Russian issuers. To the extent that the Fund continues to maintain some exposure to Russian issuers, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired as a result of such sanctions.

In light of the foregoing, the Fund’s Prospectus is hereby supplemented as follows:

Emerging Europe Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

1.	The following disclosure is hereby added as the second paragraph of the “Eastern European Securities Risk” disclosure located in the section entitled “Principal Risks,” beginning on page 21 of the Fund’s Prospectus:

Russia's recent military interventions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this section.